OIL AND GAS RESERVES (Information not covered by the auditors’ report) (Tables)	12 Months Ended
Dec. 31, 2021
Oil And Gas Reserves
Schedule of proved reserves

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2021.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	7,970	14,947	4,655	9,590	12,625	24,537

Total at 12.31.2021	7,970	14,947	4,655	9,590	12,625	24,537

(1)	In thousands of barrels.
(2)	In millions of cubic meters.